Income Tax Benefit/(Expense) - Summary of Amounts That Would Be Recognized Directly in Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Amounts recognized directly in equity
Deferred tax recorded in equity	$ 239	$ 91	$ (979)
Current and deferred tax relating to items credited (charged) directly to equity	$ 239	$ 91	$ (979)